COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2012
Commitments And Contingencies Tables
Schedule of Aggregate future minimum payments	At September 30, 2012, aggregate future minimum payments under these leases, is as follows:
Total
2012	$177,361
2013	152,368
2014	155,994
2015	33,379
$519,102